Pension Plans-Weighted Average Assumptions Used to Determine Net Pension Cost (Detail)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.86%	4.34%	3.85%
Expected rate of return on plan assets	5.75%	5.75%	8.00%
Rate of compensation increase	4.00%	4.00%	4.00%
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.56%	4.00%	4.03%
Expected rate of return on plan assets	5.00%	5.00%	7.04%
Rate of compensation increase	3.00%	3.00%	3.00%